CONTRACT ASSETS (Details1) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Contracted payment due date	Dec. 31, 2022
Less: current portion	$ 3,172,192	$ 2,462,550
2017 FMP Contract [Member]
Contracted payment due date	Dec. 31, 2022
Maintenance fees	$ 209,724
Total	$ 209,724
Non-current portion		0
Less: current portion of contract assets		209,724
2019 FMP Contract [Member]
Contracted payment due date	Dec. 31, 2021
Contract assets		1,358,340
Maintenance fees	$ 391,737
Total	$ 1,750,077
Less: current portion		1,750,077
Non-current portion		$ 0